Other financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Other financial assets
Schedule of components of other financial assets

	2019	2020
	EUR k	EUR k
Short-term investments	430	430
Other	1,028	2,189
Total	1,458	2,619